Shareholders' equity - Additional Information (Detail) - USD ($)	9 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
Stockholders' Equity Note [Abstract]
Common stock shares authorized	76,869,831	76,869,831
Cash dividends	$ 0